Impact of change in accounting policies Balance sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 426,221	$ 282,859	$ 209,805	$ 192,541
Short term investments - available for sale	65,261	77,589
Accounts receivable, net	373,264	379,501
Unbilled revenue	338,523	268,509
Other receivables	38,501	33,798
Prepayments and other current assets	42,314	34,377
Income taxes receivable	21,457	24,385
Total current assets	1,305,541	1,101,018
Other Assets:
Property, plant and equipment, net	154,548	163,051
Goodwill	760,884	769,058		$ 616,088
Other non-current assets	15,694	15,393
Non-current income taxes receivable	18,977	18,396
Non-current deferred tax asset	15,922	8,074
Intangible assets	54,162	71,628
Total Assets	2,325,728	2,146,618
Current Liabilities:
Accounts payable	15,306	18,590
Payments on account	353,636	298,992
Other liabilities	216,959	233,503
Income taxes payable	16,239	14,973
Total current liabilities	602,140	566,058
Other Liabilities:
Non-current bank credit lines and loan facilities	349,169	348,888
Non-current other liabilities	16,670	17,111
Non-current government grants	902	966
Non-current income taxes payable	14,773	14,879
Non-current deferred tax liability	7,590	7,716
Commitments and contingencies	0	0
Total Liabilities	991,244	955,618
Shareholders' Equity:
Common stock, value, issued	4,689	4,664
Additional paid‑in capital	521,191	481,337
Other undenominated capital	947	912
Accumulated other comprehensive income	(64,526)	(38,713)
Retained earnings	872,183	742,800
Total Shareholders' Equity	1,334,484	1,191,000
Total Liabilities and Shareholders' Equity	2,325,728	2,146,618
Accounting Standards Update 2014-09
Shareholders' Equity:
Total Shareholders' Equity		1,142,896
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Current Assets:
Cash and cash equivalents	0
Short term investments - available for sale	0
Accounts receivable, net	0
Unbilled revenue	45,851
Other receivables	(12,455)
Prepayments and other current assets	0
Income taxes receivable	0
Total current assets	33,396
Other Assets:
Property, plant and equipment, net	0
Goodwill	0
Other non-current assets	0
Non-current income taxes receivable	0
Non-current deferred tax asset	(5,978)
Intangible assets	0
Total Assets	27,418
Current Liabilities:
Accounts payable	0
Payments on account	(25,100)
Other liabilities	0
Income taxes payable	1,291
Total current liabilities	(23,809)
Other Liabilities:
Non-current bank credit lines and loan facilities	0
Non-current other liabilities	0
Non-current government grants	0
Non-current income taxes payable	0
Non-current deferred tax liability	0
Commitments and contingencies	0
Total Liabilities	(23,809)
Shareholders' Equity:
Common stock, value, issued	0
Additional paid‑in capital	0
Other undenominated capital	0
Accumulated other comprehensive income	0
Retained earnings	51,227
Total Shareholders' Equity	51,227
Total Liabilities and Shareholders' Equity	27,418
Calculated under Revenue Guidance in Effect before Topic 606
Shareholders' Equity:
Total Shareholders' Equity	1,385,711
Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Current Assets:
Cash and cash equivalents	426,221	$ 282,859
Short term investments - available for sale	65,261
Accounts receivable, net	373,264
Unbilled revenue	384,374
Other receivables	26,046
Prepayments and other current assets	42,314
Income taxes receivable	21,457
Total current assets	1,338,937
Other Assets:
Property, plant and equipment, net	154,548
Goodwill	760,884
Other non-current assets	15,694
Non-current income taxes receivable	18,977
Non-current deferred tax asset	9,944
Intangible assets	54,162
Total Assets	2,353,146
Current Liabilities:
Accounts payable	15,306
Payments on account	328,536
Other liabilities	216,959
Income taxes payable	17,530
Total current liabilities	578,331
Other Liabilities:
Non-current bank credit lines and loan facilities	349,169
Non-current other liabilities	16,670
Non-current government grants	902
Non-current income taxes payable	14,773
Non-current deferred tax liability	7,590
Commitments and contingencies	0
Total Liabilities	967,435
Shareholders' Equity:
Common stock, value, issued	4,689
Additional paid‑in capital	521,191
Other undenominated capital	947
Accumulated other comprehensive income	(64,526)
Retained earnings	923,410
Total Shareholders' Equity	1,385,711
Total Liabilities and Shareholders' Equity	$ 2,353,146